[GSM Letterhead]
November 3, 2008
VIA EDGAR AND FEDEX
Mr. H. Roger Schwall
Assistant Director
Securities and Exchange Commission
Mail Stop 7010
100 F Street, N.E.
Washington, DC 20549
Re:	Globe Specialty Metals, Inc. (the “Company”) Registration Statement on Form S-1 Filed July 25, 2008 File No. 333-152513
Dear Mr. Schwall:
     This letter is in response to your letter dated August 22, 2008. We have set forth your comment followed by the Company’s response. We are also sending under separate cover, a marked copy of the Registration Statement showing the changes to the Registration Statement filed on July 25, 2008.
General
1.	Many of our comments apply to disclosure that appears in more than one place. To eliminate the need for us to issue repetitive comments, please make corresponding changes to all affected disclosure throughout your document.

We have revised disclosure throughout the prospectus in response to this comment.

2.	We note blanks throughout your registration statement and that you did not file many of the required exhibits with your filing. We will need sufficient time to review all new disclosure and newly filed exhibits, and it appears that many of the blanks will contain material information. Also ensure that you provide current, updated information, such as with respect to the number of shares outstanding. We may have additional comments.

We have filed additional exhibits 2.1, 2.2, 4.1, 10.10 and 10.11, and have reduced the number of blanks throughout the prospectus in response to this comment. Other blanks

Securities and Exchange Commission
November 3, 2008

will be filled in prior to the date of distribution of the preliminary prospectus, other than pricing information under Rule 430A which will be completed in the final prospectus.

3.	Prior to effectiveness, please have a NASDAQ representative call the staff, or provide a copy of the NASDAQ letter, to confirm that your securities have been approved for listing.

We will provide a copy of the NASDAQ letter confirming that our securities have been approved for listing promptly prior to effectiveness and promptly after our receipt of that letter.

4.	Please furnish supplementally a statement as to whether or not the amount of compensation to be allowed or paid to the underwriter has been cleared with FINRA. Prior to the effectiveness of this registration statement, the staff requests that we be provided with a copy of the letter informing that FINRA has no objections.

We will furnish supplementally the requested statement and a copy of FINRA letter referenced in this comment promptly after our receipt of that letter.

5.	Rather than using two different conventions for references to financial numbers, thousands and millions, please use one convention consistently throughout your document. Also make clear in your textual discussions when you are using shorthand references to refer to amounts in thousands, etc.

We have revised the disclosure throughout our registration statement to clarify references to financial numbers, including references made in the textual discussions.
Prospectus Summary, page 1
Our Business, page 1
6.	Provide us with supplemental support for the various assertions that appear throughout your document regarding your or your subsidiaries’ market share, comparative costs, efficiency and status as a leader. To the extent that you rely on a published report in that regard, please provide us with a copy that has been highlighted with a corresponding key to indicate where support for the various assertions may be found. We also remind you of Rule 436(a) under the Securities Act.

We have provided under separate cover, support for the assertions made throughout our prospectus with respect to our market share, comparative costs, efficiency and status as a leader. We have also provided copies of reports highlighted and annotated as requested in this comment.

Securities and Exchange Commission
November 3, 2008

7.	You state that you operate your business through “Principal subsidiaries”. While you have attached Exhibit 21.1, indicate whether or not these are wholly owned subsidiaries. Also provide enhanced disclosure regarding the entity or entities that own the remaining 50% of Norchem.

We have revised disclosure throughout our prospectus to clarify whether or not our subsidiaries are wholly-owned and enhanced the disclosure regarding the ownership of Norchem. See pages 2, 4, 56, 57, 60 and 61.
Summary Consolidated Financial Data, page 7
8.	We note from your footnote (1) disclosure that you define Adjusted EBITDA as “EBITDA as further adjusted by amortization of customer contract liability.” Please modify your notes to provide disclosure of EBITDA apart from Adjusted EBITDA. Additionally please expand your disclosure to identify the reasons why management believes that presentation of the non-GAAP financial measure, Adjusted EBITDA, provides useful information to investors regarding your financial condition and results of operations. Refer to Item 10(e)(1)(C) of Regulation S-K.

In response to this comment we have revised our notes to provide disclosure of EBITDA apart from Adjusted EBITDA. We have also removed any references to Adjusted EBITDA.

9.	We note from your footnote (3) presented under the Balance sheet data you define working capital as “trade accounts receivable and inventory less accounts payable.” Please explain why your definition does not appear to be consistent with the definition provided for working capital in Chapter 3, Section A, paragraph 3 of ARB 43 or otherwise tell us why you believe your definition of working capital is appropriate. This comment is applicable to disclosure of working capital throughout the filing.

In response to this comment we have deleted the reference to working capital from the Summary Consolidated Financial Data tables and the Selected Consolidated financial data tables on pages 8 and 30, respectively.

Risk Factors, page 10

10.	Eliminate text that mitigates the effect of the risk you discuss. As examples only, we refer you to clauses that begin “although” or “while” and to discussions about the insurance you have obtained or other steps you have taken to reduce the risk. That information may appear elsewhere in your prospectus, but it does not belong in the Risk Factors section. Similarly, rather than stating you “cannot assure” or there is “no assurance,” identify the risks and discuss them plainly and directly.

Securities and Exchange Commission
November 3, 2008

We have revised our risk factors in response to this comment.

11.	Tailor your risks to your particular circumstances and provide additional context where necessary. For example, if you believe that the adverse effects of any potential work stoppage in Brazil following the approaching expiration of the labor contract could be material, make that clear. Also eliminate generic risks, such as “The requirements of being a public company may strain our resources,” since they apply to all public companies or all companies in your industry.

We have revised our risk factors in response to this comment. See page 13.

Use of Proceeds, page 25

12.	Item 504 of Regulation S-K contemplates additional detail regarding the proposed uses. Revise to disclose the approximate amount to be used for each of the purposes you list. We also refer you to the Instructions to Item 504, including Instruction 7.

We have revised the disclosure in the Use of Proceeds section in response to this comment. See page 24.

13.	It appears from your Underwriting section that the selling stockholders have granted the overallotment option to the underwriters. Please reconcile this disclosure with the last sentence of the first paragraph of this section, which appears to indicate that your net proceeds will increase if the overallotment option is exercised.

We have revised our disclosure in response to this comment. See page 24.

Unaudited Pro Forma Consolidated Financial Data, page 28

14.	Please expand your footnote (a) disclosure to explain the adjustments to sales and cost of sales on a disaggregated basis.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. The revised pro forma adjustments do disaggregate the adjustment. See page 29.

15.	Please expand your disclosure in footnote (b) to explain the nature of the customer contract amortization and why the result is an increase to net sales.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. In accordance with Rule 11-01 of Regulation S-X, we have deleted the pro forma consolidated financial data for the nine months ended March 31, 2008. The revised pro formas do not include such adjustments. The customer contract amortization relates to certain noncancelable executory customer contracts purchased as part of the Company’s historical acquisitions with future cash flows below market rates. The related liability is considered deferred revenue and is being amortized as an increase to net sales over the contractual term of the individual contracts.

Securities and Exchange Commission
November 3, 2008

16.	Please reconcile the amount you disclose as pro forma adjustment (c) to general and administrative expenses of $0.4 million with that presented on page 30 of $0.216 million.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. In accordance with Rule 11-01 of Regulation S-X, we have deleted the pro forma consolidated financial data for the nine months ended March 31, 2008. The revised pro formas do not include such adjustments.

17.	Please tell us why you believe the adjustment described in footnote (e) to “eliminate interest income attributable to stockholders who elected to redeem their shares at the time of the GMI acquisition” is expected to have a continuing impact. Refer to 11-02(b)(6) of Regulation S-X.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. In accordance with Rule 11-01 of Regulation S-X, we have deleted the pro forma consolidated financial data for the nine months ended March 31, 2008. The revised pro formas do not include such adjustments.

18.	Please expand your disclosure in footnote (f) to explain why you reduced interest income related to the acquisitions of GMI, SG, and Camargo.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. In accordance with Rule 11-01 of Regulation S-X, we have deleted the pro forma consolidated financial data for the nine months ended March 31, 2008. The revised pro formas do not include such adjustments.

19.	Please expand your disclosure in footnote (h) to indicate the amount of the tax benefit adjustment for Solsil.

We have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008, which include a full year of operations of the previously acquired entities other than Solsil. In accordance with Rule 11-01 of Regulation S-X, we have deleted the pro forma consolidated financial data for the nine months ended March 31, 2008. The revised pro formas reflect the tax benefit adjustment for Solsil. See page 29.

Securities and Exchange Commission
November 3, 2008

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 35
GSM (Successor) Fiscal Year Ended June 30, 2007 vs. GMI (Predecessor) Fiscal Year Ended June 30, 2006 page 40
20.	Please include a vertical black line between the Successor and Predecessor financial information to emphasize to readers that the valuation basis between these two periods differs and are not comparable.

We have revised the presentation as requested. See pages 8 and 30.

21.	Please include an introductory paragraph to this discussion that explains that the financial information of the Successor and Predecessor is not comparable and explain why they are not comparable in necessary detail.

We have added an introductory paragraph to this discussion in response to this comment. See pages 8 and 30.

22.	Please expand your disclosure to explain the facts and circumstances surrounding the line item ‘Deferred interest attributable to common stock subject to redemption’ and explain how the item has been calculated.

We have revised the disclosure on pages 39 and F-34 in response to this comment. An explanation of the calculation of ‘Deferred interest attributable to common stock subject to redemption’ is also set forth therein.
Investing Activities, page 44
23.	Please expand your discussion to explain the facts and circumstances surrounding the Beverly furnace overhauls and Alloy furnace electrical conversion projects.

We have revised our disclosure in response to this comment. See pages 38, 40 and 43.
Litigation and Contingencies, page 46
24.	Explain to us why you do not also discuss the settlement and appeal in the Legal Proceedings section.

We have revised the disclosure to include a discussion of the settlement and appeal in the Legal Proceedings section. See page 68.

Commitments and Contractual Obligations, page 47
25.	We note from your footnote (4) disclosure you excluded “purchase orders issued in the ordinary course of business” from the table of contractual obligations. Please

Securities and Exchange Commission
November 3, 2008

confirm, if true, that you have complied with Item 303(a)(5) of Regulation S-K to include purchase obligations, defined as “an agreement to purchase goods or services that is enforceable and legally binding on the registrant that specifies all significant terms, including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction” or otherwise advise.
In connection with furnishing data for the year ended June 30, 2008, we have revised the disclosure to include “purchase orders issued in the ordinary course of business.” See page 44.
Industry, page 51
Demand page 53
26.	Revise to enhance your discussion of UMG and the production of such product by Solsil. On page 55 and in other locations in your registration statement where you describe the business of Solsil, you state that Solsil produces, “High purity silicon,” but you do not discuss the production of UMG, which you state “is not as pure as polysilicon.”

We have revised our discussion of high purity silicon and UMG in response to this comment. See pages 51, 53 and 56.
Business, page 54
27.	To the extent practicable, quantify the amount of supply and the amount of production that historically has been the subject of long-term supply agreements. Also quantify the current amounts in each case.

We have revised our disclosure to include the information requested by this comment in respect of current amounts subject to long-term supply agreements. Because we have not historically calculated this information, we respectfully submit that it would be impracticable for us to determine how much of our historical supply and production was subject to long-term supply agreements. See pages 1, 55, 64 and 65.

28.	Please include a chart that depicts the structure of your business entities.

We have included a chart in the business section of our prospectus that depicts the structure of our business entities. See page 57.
Stable Raw Material Supply Through Captive Mines and Forest Reserves, page 56
29.	We note your disclosure under this heading that you possess long-term lease mining rights in Alabama and Brazil. Please expand your financial statement footnote disclosure, where applicable, to address your accounting for mineral rights under EITF 04-2. In addition, please tell us how you have complied with paragraph 9 of

Securities and Exchange Commission
November 3, 2008

EITF 04-2 to report the aggregate carrying amount of mineral rights as a separate component of property, plant, and equipment either on the face of the financial statements or in the notes to the financial statements.
Our lease mining rights have a carrying value on our books of less than $100,000 and are recorded appropriately as part of our property, plant and equipment consistent with the guidance of EITF 04-2. Because the carrying value of our lease mining rights is de minimis, we do not believe additional disclosure regarding the applicability to EITF 04-2 is warranted.
Silicon Metal Customers, page 63
30.	If the loss of one of the two largest customers in this segment would have a material adverse effect on your business, make this clear both here and in a new risk factor.

We do not believe that the loss of our largest customers in this segment would have a material adverse effect on our business as we operate in a supply constrained market. Given the demand for our product and the limited industry supply, we believe that we could replace the sales from these customers with sales to new or existing customers.
Management, page 66
31.	In the first sketch, provide the month and year of your “inception.” Also revise as necessary the five-year sketches Item 401 of Regulation S-K requires to eliminate any gaps or ambiguities with regard to time, including without limitation the sketches you provide for Messrs. Bradley and Krofcheck.

We have revised the disclosure on pages 67 and 68 to provide the month and year of our inception. Additionally, we have revised the disclosure regarding the background of Mr. Bradley on page 67 in response to this comment. Malcolm Appelbaum recently replaced Mr. Krofcheck as our Chief Financial Officer. We also recently increased the size of our board of directors and added Franklin Lavin to our board. Accordingly, we have revised the disclosure on page 68 and 69 to provide a five year sketch of Mr. Appelbaum and Mr. Lavin’s respective background pursuant to Item 401 of Regulation S-K.
Employment Agreements and Severance Agreements, page 75
32.	Provide the quantitative disclosure required under Instruction 1 to Item 402(j) of Regulation S-K for each of your named executive officers.

We have revised this section of the prospectus to include the required quantitative disclosure. See page 83.

Securities and Exchange Commission
November 3, 2008

Certain Relationships and Related Party Transactions, page 81
33.	Ensure that all agreements governing these transactions have been filed as exhibits to your registration statement, as Item 601 of Regulation S-K requires.

All agreements governing the related party transactions that are required to be filed as exhibits pursuant to Item 601 of Regulation S-K have been filed as exhibits with Amendment No. 1 to the Registration Statement.

34.	Include the dollar value of all disclosed transactions as required by Items 404(a)(3) and 404(a)(4) of Regulation S-K. We note in particular that no dollar values were disclosed for the Solsil transaction.

We have revised our disclosure in this section to include the dollar value of the related party transactions, including the Solsil transaction. See pages 87 and 88.
Principal and Selling Shareholders, page 83
35.	Please disclose the natural persons who exercise voting and/or investment power with respect to the securities to be offered for resale by the selling stockholders.

We have not identified the selling stockholders in Amendment No. 1 to the Registration Statement. We intend to provide the requested disclosure about our selling stockholders in a subsequent amendment.

36.	Disclose whether the selling stockholders are registered broker-dealers or affiliates of a registered broker-dealer. If you determine that a selling stockholder is a registered broker-dealer, disclose that such selling stockholder is an underwriter, unless such selling stockholder received its securities as compensation for investment banking services. If a selling stockholder is an affiliate of a registered broker-dealer, please disclose, if true, that such selling stockholder acquired its shares in the ordinary course of business and at the time of the acquisition did not have any arrangements or understandings with any person to distribute the securities. If not, you must indicate that such selling stockholder is an underwriter.

We have not identified the selling stockholders in Amendment No. 1 to the Registration Statement. If any of the selling stockholders are broker-dealers or affiliates of a registered broker-dealer, we will provide the requested disclosure about our selling stockholders in a subsequent amendment.
Share Eligible for Future Sale, page 87
Registration Rights, page 88
37.	Please indicate whether Mr. Kestenbaum, Mr. Heilman or the former officer of GSM are planning to exercise their “piggy-back” rights in this offering.

Securities and Exchange Commission
November 3, 2008

We have revised our disclosure to note that none of the stockholders referenced in this comment plan to exercise their “piggy-back” rights in this offering. See page 95.
Underwriting, page 91
Determination of Public Offering Price, page 94
38.	Rather than stating “Among the factors” considered, revise to identify all the various factors used to determine the price, as Item 505(a) of Regulation S-K requires. For example, make clear whether the price of your common stock on the AIM Market is one of the factors being used to determine the public offering price for this offering.

We have revised our disclosure to identify the factors used to determine the price. See page 103.
Globe Specialty Metals, Inc. and Subsidiary Companies Financial Statements
General
39.	Please be aware of your requirement to update your financial statements under Rule 3-12 of Regulation S-X, when necessary.

We have updated our financial statements to include the audited financial statements for the year ended June 30, 2008 and deleted the financial statements for the nine month period ended March 31, 2008.

40.	In addition, please update your consents, if applicable. Refer to number 23 of the Exhibit Table in Item 601 of Regulation S-K.

We have updated the consents, as applicable.
Consolidated Statements of Cash Flows for the Nine Months Ended March 31, 2008 and 2007, page F-6
41.	Please confirm, if true, that you are not required to report the effect of exchange rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalents in your Consolidated Statements of Cash Flows for the periods presented in accordance with paragraph 25 of FAS 95, or otherwise advise.

We confirm that we are required to report the effect of exchange rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalents in our Consolidated Statements of Cash Flows for the periods presented in accordance with paragraph 25 of FAS 95. Through March 31, 2008, all of our subsidiaries had the U.S. dollar as the functional currency. Accordingly, there was no effect of exchange rate changes on cash balances held in foreign currencies prior to that date. Our Yongvey subsidiary, acquired in a business combination on May 15, 2008, has the Chinese Renminbi as the functional currency. Therefore, we have included the effect of exchange rate changes on cash balances held in foreign currencies in our June 30, 2008 financial statements as a separate line item in the statement of cash flows.

Securities and Exchange Commission
November 3, 2008

Note 3. Business Combinations, page F-9
42.	We note your disclosure that “Certain institutional stockholders of Solsil, who retained an approximately 19% interest in Solsil following the transaction, are entitled to certain preemptive rights on the future sale of equity securities of Solsil.” Please expand your disclosure to explain the nature of these preemptive rights.

Although we have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008 and deleted the disclosure for the nine-month period ended March 31, 2008, we included similar disclosure about the nature of the preemptive rights held by certain stockholders of Solsil in the footnotes to the financial statements for the year ended June 30, 2008. We have revised such disclosure to explain the nature of these preemptive rights. See page F-15.
Note 10. Income Taxes, page F-16
43.	We note from your disclosure that you reduced your income tax valuation for your Brazilian subsidiaries by $869. Please expand your disclosure to explain the facts and circumstances surrounding this reduction. We note similar disclosure on page F-45.

Although we have updated the registration statement to include the audited financial statements as of and for the year ended June 30, 2008 and deleted the disclosure for the nine-month period ended March 31, 2008, we included similar disclosure about the income tax valuation allowance for our Brazilian subsidiaries in the footnotes to the financial statements for the year ended June 30, 2008. We have revised such disclosure to explain the facts and circumstances surrounding the reduction of our income tax valuation for our Brazilian subsidiary. See page F-30.
Report of Independent Registered Public Accounting Firm, page F-24
44.	Please refer to Article 2-02(a) of Regulation S-X and indicate the city and state where this report was issued. This comment also applies to the report on pages F-56 and F-68.

The reports of our independent registered public accounting firm have been revised in response to this comment.

Securities and Exchange Commission
November 3, 2008

Globe Specialty Metals, Inc., formerly known as International Metal Enterprises, Inc. Financial Statements
Note 8. Stockholders’ Equity, page F-64
(a) Stock Dividends
45.	Please reconcile the amounts disclosed as resulting in additional shares of common stock, totaling 4,641,975, with that presented in the Statements of Changes in Stockholders’ Equity on page F-59 totaling 3,608,025.

On September 23, 2005, through an amendment to our certificate of incorporation, we recombined our existing common stock into a smaller number of shares of common stock. We have revised the disclosure on page F-54 to delete any reference to a “stock dividend” being issued on September 23, 2005. The dividends issued on February 18, 2005 and March 24, 2005 resulted in an increase of 3,250,000 shares and 875,000 shares of common stock outstanding, respectively, or an aggregate of 4,125,000. The September 23, 2005 recombination resulted in an aggregate decrease of 516,975 shares of common stock outstanding. The net result of these changes was an aggregate increase of 3,608,025 shares of common stock outstanding.
Note 6. Acquisitions, page F-79
46.	We note you acquired West Virginia Alloys, Inc. and West Virginia Environmental Services, Inc. on December 21, 2005 and ASG on January 20, 2006. Please confirm, if true, that you were not required to include the supplemental information on a pro forma basis required by paragraphs 54 and 55 of FAS 141, or otherwise advise.

We have discussed this matter separately with your Associate Chief Accountant, Leslie Overton. We are furnishing supplementally, pre-filing correspondence we received from Ms. Overton on March 14, 2008.
Globe Metallurgical, Inc. and Subsidiaries Financial Statements
Note 1. Nature of Business and Summary of Significant Accounting Policies, page F-74
(f) Property, Machinery, and Equipment
47.	You disclose under this heading that “Property, machinery, and equipment are carried at cost, except as required by fresh-start reporting.” Please expand your disclosure here and elsewhere, as applicable, to identify the items you have recorded using fresh-start reporting. In addition, please explain in necessary detail the facts and circumstances surrounding your application of fresh-start reporting.

Securities and Exchange Commission
November 3, 2008

We have revised our disclosure to reflect an additional footnote (Note 17, Fresh-start reporting), and have included detailed facts and circumstances surrounding the application of fresh-start reporting. See page F-82.
Camargo Correa Metais S.A. Financial Statements
Consolidated Statements of Operations, page F-94
48.	Please add disclosure to explain the nature of the items included in ‘Financial results, net’ and ‘Other income (expense), net.’

We have revised the disclosure in response to this comment. See page F-89.
Note 3. Summary of Significant Accounting Practices, page F-97
49.	Please expand your disclosure in footnote 3.1(c) and (d) to explain the meaning of the terms ‘realizable value,’ ‘monetary variations,’ and ‘calculable value.’

We have expanded our disclosure in footnote 3.1(c) and (d) in response to this comment. See page F-92.

50.	Please expand your disclosure in footnote 3.1(f) to explain what ‘CPMF’ means and why you determined that reclassification of these expenditures was necessary.

We have expanded our disclosure in footnote 3.1(f) in response to this comment. See page F-92.
Note 3.2 Inventories, page F-97
51.	Please expand your disclosure to explain the difference between ‘market’ and ‘realization values.’

We have clarified our disclosure in response to this comment. See page F-92.
Note 8. Property, Plant and Equipment, page F-100
52.	Please expand your footnote (1) disclosure to identify the types of costs included in ‘Forests information’ and how the variable according to extraction method is calculated.

We have expanded our footnote (1) disclosure in response to this comment. See page F-95.

53.	Please explain the nature of the items included in ‘Rights and trademarks’ and why it is appropriate to depreciate this balance using the variable according to extraction method.

We have revised our disclosure on page F-95 in response to this comment.

Securities and Exchange Commission
November 3, 2008

Note 12. Related Party Transactions, page F-102
54.	Please tell us why the balance sheet positions for related party receivables as of December 31, 2006 and 2005 of R$19,836 and R$25,157 are greater than the total balances presented on the consolidated balance sheets on page F-92 of R$19,414 and R$19,393.

The amounts referenced in the related party receivables are larger than the amounts presented on the consolidated balance sheets because the consolidated balance sheet amounts in accounts receivable have a negative amount included for advances for export contracts which are netted in the accounts receivable total. Please see footnote 5, Customers – Trade Receivables on page F-93.
14. Shareholders’ Equity, page F-103
55.	We are unable to locate the disclosure for ‘investment in Fiscal Incentives’ referenced in footnote 14.2. Please advise.

We have clarified the disclosure in footnote 14.2 in response to this comment.
Note 18. Reconciliation to US GAAP, B. Asset Retirement Obligations, page F-105
56.	We note you have recorded asset retirement obligations regarding pit mines. Please tell us the nature of these operations and the total assets and revenue associated with these operations as of December 31, 2006.

We have approximately ten pit mines located in Brazil where we mine quartzite for our operations. We do not own the land in Brazil but have long term mining rights for sub-soil mining activities which are granted by the Brazilian government. Quartzite is an important ingredient in the production of silicon, and it is reported in our cost of sales, however there are no revenues directly associated with the mining of quartzite. Because the total assets of our mining operations are valued at less than $100,000, a de minimis amount, we do not think expanded disclosure is warranted.
Note 18.E Fair Value Adjustment of Available for Sale Security – Eletrobras page F-107
57.	We are unable to locate the adjustments referenced in this footnote. In this regard, your disclosure states “The adjustments presented in the reconciliation are net of 34% income tax.” Please advise.

We have revised our disclosure in Footnote E on pages F-102 and F-103 in response to this comment.
Note 7. Guarantees Granted, page F-127

Securities and Exchange Commission
November 3, 2008

58.	Please explain the accounting impact, if any, for both Argentine and US GAAP, resulting from your transfer of accounts receivable for a US$1,000,000 loan.

Our Argentine subsidiary has arranged for one of its customers pay its invoices due to our Argentine subsidiary, directly to a bank to which our Argentine subsidiary is indebted pursuant to the terms of a loan. For both Argentine GAAP and US GAAP: cash is debited and notes payable is credited upon receipt of cash from the bank. Notes payable is debited and accounts receivable is credited upon payment from the Argentine customer to the bank. As such, there is no resulting impact resulting from our transfer of funds of accounts receivable payments from our customer to our bank with whom we have a loan guarantee.
Solsil, Inc. Financial Statements
Note 8. Related Party Transactions page F-151
59.	It appears from your disclosure under ‘GMI Agreements’ that you acquired intangible assets in the form of intellectual property during the periods presented.

Please clarify where these items are reported and expand your accounting policy disclosure to explain how these assets are accounted for, if material.

We have revised our disclosure in response to this comment.
Ultra Core Corporation Financial Statements
Note 1. Business Description and Summary of Significant Accounting Polices, page F-169
Inventory
60.	Please disclose, if true, that your inventory is valued at lower of cost or market, as contemplated by Chapter 4 of ARB 43, or otherwise advise.

We have revised our disclosure to disclose that our inventory is valued at lower of cost of market. See page F-167.
Exhibit 23.2
61.	We note the reference in this consent to a report dated June 30, 2008. However, it appears the audit report on page F-112 is dated July 11, 2008. Please revise as necessary.

The consent has been revised in response to this comment.

Securities and Exchange Commission
November 3, 2008

Exhibit 23.4
62.	We note the reference in this consent to a dual dated report of March 30, 2007 and June 13, 2008. However, it appears the audit report on page F-01 lists a dual date of March 30, 2007 and June 11, 2008. Please revise as necessary.

The consent has been revised in response to this comment.
Exhibit 23.5
63.	We note the reference in this consent to a report dated June 30, 2006. However, the date listed above the title ‘Independent Auditors’ Report’ on page F-165 lists a date of August 3, 2006. Please revise as necessary.

The consent has been revised in response to this comment.
Engineering Comments
General
64.	Please include your mineral lease agreements with this filing.

Our mineral lease agreements have a carrying value on our books at less than $100,000. Although we believe one of our competitive strengths is access to a stable raw material supply, which includes quartzite that can be obtained pursuant to our lease mining rights, quartzite that can be obtained through additional leasing opportunities in the vicinity of our existing mines and quartzite that can be obtained from other sources. Because the value of these agreements is de minimis and we are not substantially dependent upon these agreements, we respectfully submit that these agreements do not constitute material contracts.
Risk Factors, page 11
65.	Please disclose whether your mining property has been physically examined in the field by a professional geologist or mining engineer. If not, please add a risk factor that addresses the fact that your property has not been examined, detailing the risks to your investors.

We cannot identify any material risk to which we are exposed because of the absence of any physical examination of our mining properties by a professional geologist or mining engineer. As we noted in the prior comment, we are not substantially dependent upon any of the lease mining rights given the alternative sources of supply for our raw materials.
Overview, page 56

Securities and Exchange Commission
November 3, 2008

66.	You disclose that you have reserves sufficient to satisfy your short to medium term needs. You may also need to disclose information concerning your production and production rates, reserves, mine locations and nature of your mineral interests. Reserves are defined as that part of a mineral deposit that can be economically and legally extracted or produced at a profit at the time of reserve determination. Industry Guide 7 can be reviewed on the Internet at http://www.sec.gov/about/forms/industryguides.pdf. Please disclose the following information in a table in this section of your document for each mine or quarry:
•	Name and location of your mining/processing facilities

•	Mode of transportation to and from mining facilities

•	Material produced, tonnage, average grade, and annual production capacity

•	Type of facility (open pit, underground, crushing, screening, concentrating)

•	Ownership or leased status with expiration/duration/renewal dates

•	Number of years until reserve depletion at current production rates
Please include only material that can be produced during the life of the lease for reserves that are leased. Also include only those materials that have environmental permits for extraction.
We state on pages 2, 4, 56, 58 and 63 that our existing mines “together with additional leasing opportunities in the vicinity” would cover our needs well into the future. We respectfully submit that disclosure of the foregoing information is not appropriate for us given the de minimis value we ascribe to our lease mining rights and the alternative sources of raw material available to us. Our mining operations are not a significant part of our operations. We are not substantially dependent upon our lease mining rights for the raw material needed for our operations. As we have disclosed on pages 4 and 58, we obtain raw material from a variety of sources, and could obtain raw materials through existing sources or alternative leasing opportunities.

67.	We note your disclosure of the two mining operations, located at Billingsley, Alabama and in the state of Para, Brazil, which you possess long-term lease of the mining rights. Please disclose the following information for each of your properties:
•	The nature your company’s mineral lease agreements, duration, and any surface rights agreements.

•	The basis of your leased mineral rights or concessions. Please define the type of claim or concession such as placer or lode, exploration or exploitation.

Securities and Exchange Commission
November 3, 2008

•	The conditions that must be met to retain your claims or leases, including quantification and timing of all necessary payments.

•	The area of the claims, either in hectares or acres.
Please ensure that you fully discuss the material terms of the land or mineral rights securing agreements, as required under paragraph (b)(2) of Industry Guide.
We respectfully submit that the immaterial nature of our lease mining rights does not warrant the type of disclosure requested.

68.	In various locations, you disclose that you control, through a lease, mineral properties. For each of your mines, clarify who owns the mineral concession or provisional permits and, where appropriate, if you own or lease the surface rights. If you don’t own the concession or provisional permit, please disclose your obligations for use of these concessions or permits for your mining operations and/or leases.

We respectfully submit that the immaterial nature of our lease mining rights does not warrant the type of disclosure requested.
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     To the extent that you have any questions regarding the response contained in this letter, please do not hesitate to contact me or our outside counsel, Jeffrey E. Jordan, Esq. of Arent Fox LLP at 202-857-6473.

Sincerely, /s/ Malcolm Appelbaum Malcolm Appelbaum Chief Financial Officer

cc:	Alan Kestenbaum Jeff Bradley Stephen Lebowitz, Esq. Jeffrey E. Jordan, Esq. Michael Kaplan, Esq.